Schedule of income and social contribution taxes reconciliation (Details) - BRL (R$) R$ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income (loss) before taxes - continued operations		R$ (254,478)	R$ 307,658	R$ (408,263)	R$ 857,188
Nominal tax rate		34.00%	34.00%	34.00%	34.00%
Benefit (expense) at nominal rate		R$ 86,523	R$ (104,604)	R$ 138,809	R$ (291,444)
Adjustments to income taxes
Difference of tax rates on results of foreign subsidiaries		3,969	62,127	26,062	1,060,802
Difference of functional currency of foreign subsidiaries		264,645	289,404	(25,589)	1,343,322
Deferred tax assets not recognized	[1]	(420,364)	(136,621)	(792,387)	(2,427,841)
Share-based payment		(6,928)	(11,906)	(18,215)	(16,718)
Penalties		(3,690)	367	(7,012)	(5,813)
Investment grant		25,293	21,441	59,454	40,955
Adjustment to the expcted annual rate		38,464	(216,245)	557,112	58,806
Other permanent differences		(4,417)	7,088	22,948	3,277
Total		R$ (16,505)	R$ (88,949)	R$ (38,818)	R$ (234,654)
Effective rate		(6.50%)	28.90%	(9.50%)	27.40%
Current tax		R$ 5,020	R$ (8,363)	R$ (310,621)	R$ (46,695)
Deferred tax		R$ (21,525)	R$ (80,586)	271,803	R$ (187,959)
Non-recognition of deferred tax on tax losses and negative basis				R$ 2,330,550

[1]	Amount related to the non-recognition of deferred tax on tax losses carryforward in the amount of R$2,330,550, due to limited capacity of realization (note 10.2).